The Royce Funds
745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268
e-mail: funds@roycenet.com
website: www.roycefunds.com

August 20, 2010

Securities and Exchange Commission
Attn: Mr. Keith O’Connell
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	Registration Statement on Form N-1A for
The Royce Fund (File Nos. 002-80348 & 811-03599)

Dear Mr. O’Connell:

Enclosed herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 100 under the 1933 Act and Amendment No. 102 under the 1940 Act to the Registration Statement on Form N-1A of The Royce Fund (the “Trust”). This Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to incorporate the staff’s comments, relating to the Trust’s Post-Effective Amendment No. 99 under the 1933 Act, and Amendment No. 101 under the 1940 Act, and to file certain exhibits to the Registration Statement. The Trust previously provided responses to the staff’s comments via written correspondence on August 10, 2010.

Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/John E. Denneen

John E. Denneen
Secretary

JED:rw